FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2020
Schedule of assets and liabilities measured at fair value on a recurring basis

	Fair value measurement using Level 2 inputs
	As of
	December 31, 2019	June 30, 2020

Liabilities
- Interest rate swap contracts (Note 15)	10,759	17,182